FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Floor price	$ 1,745
Ceiling prices	2,400
Finance expenses loss	$ 281,489	$ 80,241	$ 25,683